TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	June 30, 2026	December 31, 2025
	USD	USD
Trade payables	1,113,658	2,805,764
Other payables	648,926	358,789
Accruals	296,099	790,657
Total	2,058,683	3,955,210